Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Other provisions (Note 29)	£ (1,265)	£ (1,500)
Other non-currentliabilities (Note 30)	(981)	(8,445)
Financial liabilities	(43,660)	(43,593)
Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IAS 39 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	(20,970)	(11,964)
Other provisions (Note 29)	(1,265)	(1,500)
Other non-currentliabilities (Note 30)	(981)	(8,445)
Contingent consideration liabilities (Note 39)	(6,172)	(5,896)
Financial liabilities	(29,388)	(27,805)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IAS 39 [member]
Disclosure of financial liabilities [line items]
Contingent consideration liabilities (Note 39)	(6,172)	(5,896)
Financial liabilities	(6,172)	(5,896)
Other Liabilities [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IAS 39 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	(20,129)	(11,041)
Other provisions (Note 29)	(117)	(113)
Other non-currentliabilities (Note 30)	(79)	(7,559)
Financial liabilities	(20,325)	(18,713)
Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IAS 39 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	(20,129)	(11,041)
Other provisions (Note 29)	(117)	(113)
Other non-currentliabilities (Note 30)	(79)	(7,559)
Contingent consideration liabilities (Note 39)	(6,172)	(5,896)
Financial liabilities	(26,497)	(24,609)
Non Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IAS 39 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	(841)	(923)
Other provisions (Note 29)	(1,148)	(1,387)
Other non-currentliabilities (Note 30)	(902)	(886)
Financial liabilities	£ (2,891)	£ (3,196)